Capital and other commitments	12 Months Ended
Dec. 31, 2019
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Capital and other commitments
30. Capital and other commitments

	2019	2018
	$m	$m
Contracts placed for expenditure not provided for in the Group Financial Statements:
Property, plant and equipment a	52	46

Intangible assets	7	7

Key money	135	83

	194	136

a	2018 included a commitment to spend $33 m on the acquired UK portfolio (see note 11) within two and a half years of the acquisition date.
A loan facility of $5m (2018: $5m) has also been made available to a hotel owner; this was undrawn at 31 December 2019.
The Group has also committed to invest a further $
6
m (2018: $
nil)

in one of its associates.